Segment report	6 Months Ended
Dec. 31, 2018
Segment report
Segment report

Segment report

for the period ended

Turnover					Earnings before interest and tax (EBIT)
Full year	Half year	Half year			Half year	Half year	Full year
30 Jun 18*	31 Dec 17*	31 Dec 18			31 Dec 18	31 Dec 17*	30 Jun 18*
Reviewed	Reviewed	Reviewed			Reviewed	Reviewed	Reviewed
Rm	Rm	Rm	Segment analysis		Rm	Rm	Rm
23 995	11 973	12 584	Operating Business Units		3 425	215	1 561

19 797	10 015	9 906	■	Mining	2 661	2 864	5 244
4 198	1 958	2 678	■	Exploration and Production International	764	(2 649)	(3 683)

178 760	86 740	101 403	Strategic Business Units		16 240	12 178	22 852

69 773	32 746	43 623	■	Energy	9 565	5 748	14 081
43 979	22 017	23 011	■	Base Chemicals	3 076	2 541	918
65 008	31 977	34 769	■	Performance Chemicals	3 599	3 889	7 853

52	7	26	■	Group Functions	1 126	(607)	(6 666)

202 807	98 720	114 013		Group performance	20 791	11 786	17 747

(21 346)	(10 567)	(11 069)		Intersegmental turnover

181 461	88 153	102 944		External turnover

*   Restated for the transfer of the Phenolics, Ammonia and Specialty Gases businesses from Performance Chemicals to Base Chemicals.